INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible assets were acquired from the acquisition by the Company’s wholly owned subsidiary, Sampo and consisted of the following:

	March 31, 2013	December 31, 2012

Patent rights	$500,925	$500,925
Accumulated amortization	(26,320)	(8,773)
Intangible assets, net	$474,605	$492,152

The life of the patent rights shall be based on the expiration dates of the patent rights as follows:

US Patent 6,161,149 expires March 13, 2018 or estimated useful life of 5.33 years;

US Patent 6,772,229 expires December 1, 2019 or estimated useful life of 7.05 years; and

US Patent 8,015,495 expires November 16, 2023 or estimated useful life of 11.01 years.

The patent rights are being amortized on a straight-line basis over its respective estimated useful lives. The Company assesses fair market value for any impairment to the carrying values.  As of March 31, 2013 and December 31, 2012 management concluded that there was no impairment to the acquired assets.

The weighted average amortization period on total is approximately 7.80 years. Amortization expense for the three months ended March 31, 2013 and 2012 was $17,547 and $0, respectively. Future amortization of intangible assets, net is as follows:

2013	52,639
2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408
Total	$474,605

NOTE 4 – INTANGIBLE ASSETS

Intangible assets were acquired from the acquisition by the Company’s wholly owned subsidiary, Sampo and consisted of the following:

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

The life of the patent rights shall be based on the expiration dates of the patent rights as follows:

US Patent 6,161,149 expires March 13, 2018 or estimated useful life of 5.33 years;

US Patent 6,772,229 expires December 1, 2019 or estimated useful life of 7.05 years; and

US Patent 8,015,495 expires November 16, 2023 or estimated useful life of 11.01 years.

The patent rights are being amortized on a straight-line basis over its respective estimated useful lives. The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2012 and 2011 management concluded that there was no impairment to the acquired assets.

The weighted average amortization period on total is approximately 7.80 years. Amortization expense for the years ended December 31, 2012 and 2011 was $8,773 and $0, respectively. Future amortization of intangible assets, net is as follows:

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152